SUPPLEMENT Dated April 28, 2008 To The Prospectus Dated April 28, 2008

For ING Architect Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This prospectus supplement is for contracts sold through Chase Investment Services Corp. Please read it and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Premium Credit rider
NOT AVAILABLE:	Optional Surrender Charge Schedule rider

Neither the Premium Credit rider nor the Optional Surrender Charge Schedule rider is available with the
Contract. All portions of the prospectus about and references to the Premium Credit rider (and premium credits) and Optional Surrender Charge Schedule rider are deleted, including under:

·	“Index of Special Terms” The special term: Premium Credit;
·	“Fees and Expenses – Optional Rider Charges” The tables and related footnotes showing the charges for the Optional Surrender Charge Schedule rider, and for the Premium Credit rider (both for a Contract with the Standard Surrender Charge Schedule and a Contract with the Optional Surrender Charge
Schedule rider);
·	“Charges and Fees – Charges Deducted from the Contract Value – Surrender Charge” The table showing the Optional Surrender Charge Schedule;
·	“Charges and Fees – Charges Deducted from the Subaccounts – Optional Rider Charges” The paragraphs about the Optional Surrender Charge Schedule Rider Charge and the Premium Credit Rider Charge;
·	“The Annuity Contract – Additional Credit to Premium” All the paragraphs and tables under this heading;
·	“The Annuity Contract – Contract Value” The references to premium credits particularly within the paragraph about the calculation of contract value in the subaccounts;
·	“Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” The references to premium credits particularly within the paragraphs about the calculation of the MGIB Rollup Bases and MGIB Ratchet Bases;
·	“Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay
Plus”) Rider” The references to premium credits particularly within the paragraphs about the ING
LifePay Plus Base;
·	“Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider” The references to premium credits particularly within the paragraphs about the
ING LifePay Plus Base;
·	“Death Benefit Choices” The references to premium credits particularly within the paragraphs about the calculation of the Base Death Benefit, the Standard Death Benefit, the Quarterly Ratchet Enhanced
Death Benefit, and the Max 7 Enhanced Death Benefit;
·	“The Annuity Options” The length of the fixed period for a Contract with the Premium Credit rider under
Options 2 and 3;
·	“Other Contract Provisions” The references to premium credits within the paragraph about your right to free look (cancel) the Contract; and
·	All references to premium credits in the Appendices.

Architect – 148703	1 of 2

Also under “Fees and Expenses,” please replace the Example with the following:

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Max 7 Enhanced Death Benefit and the most expensive combination of riders possible. The Example also assumes that your investment has a 5%
return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender or annuitize your contract at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$1,275	$2,061	$2,898	$5,334

2)	If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$475	$1,461	$2,498	$5,334

* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

Architect – 148703	2 of 2

SUPPLEMENT Dated April 28, 2008 To The Prospectus Dated April 28, 2008

For ING Architect Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This prospectus supplement is for contracts sold through Wells Fargo Investments. Please read it and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

Premium Credit rider
NOT AVAILABLE:	Optional Surrender Charge Schedule rider

Neither the Premium Credit rider nor the Optional Surrender Charge Schedule rider is available with the
Contract. All portions of the prospectus about and references to the Premium Credit rider (and premium credits) and Optional Surrender Charge Schedule rider are deleted, including under:

·	“Index of Special Terms” The special term: Premium Credit;
·	“Fees and Expenses – Optional Rider Charges” The tables and related footnotes showing the charges for the Optional Surrender Charge Schedule rider, and for the Premium Credit rider (both for a Contract with the Standard Surrender Charge Schedule and a Contract with the Optional Surrender Charge
Schedule rider);
·	“Charges and Fees – Charges Deducted from the Contract Value – Surrender Charge” The table showing the Optional Surrender Charge Schedule;
·	“Charges and Fees – Charges Deducted from the Subaccounts – Optional Rider Charges” The paragraphs about the Optional Surrender Charge Schedule Rider Charge and the Premium Credit Rider Charge;
·	“The Annuity Contract – Additional Credit to Premium” All the paragraphs and tables under this heading;
·	“The Annuity Contract – Contract Value” The references to premium credits particularly within the paragraph about the calculation of contract value in the subaccounts;
·	“Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” The references to premium credits particularly within the paragraphs about the calculation of the MGIB Rollup Bases and MGIB Ratchet Bases;
·	“Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay
Plus”) Rider” The references to premium credits particularly within the paragraphs about the ING
LifePay Plus Base;
·	“Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider” The references to premium credits particularly within the paragraphs about the
ING LifePay Plus Base;
·	“Death Benefit Choices” The references to premium credits particularly within the paragraphs about the calculation of the Base Death Benefit, the Standard Death Benefit, the Quarterly Ratchet Enhanced
Death Benefit, and the Max 7 Enhanced Death Benefit;
·	“The Annuity Options” The length of the fixed period for a Contract with the Premium Credit rider under
Options 2 and 3;
·	“Other Contract Provisions” The references to premium credits within the paragraph about your right to free look (cancel) the Contract; and
·	All references to premium credits in the Appendices.

Architect – 148704	1 of 2

Also under “Fees and Expenses,” please replace the Example with the following:

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Max 7 Enhanced Death Benefit and the most expensive combination of riders possible. The Example also assumes that your investment has a 5%
return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender or annuitize your contract at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$1,275	$2,061	$2,898	$5,334

2)	If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$475	$1,461	$2,498	$5,334

* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

Architect – 148704	2 of 2

SUPPLEMENT Dated April 28, 2008 To The Prospectus Dated April 28, 2008

For ING Architect Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

For Contracts issued in the State of Washington, the following provisions apply:

1. The Fixed Account is not available.

2. Under “Charges and Fees – Optional Rider Charges – Minimum Guaranteed Income Benefit (MGIB) Rider Charge,”
the charge is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed
Interest Division.

3. Under “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”):”

The Fixed Interest Division is designated as an Excluded Fund.

The MGIB Charge Base is a percentage of the greater sum of the MGIB Charge Base for Covered Funds and the MGIB
Charge Base for Special Funds on any date since the date on which the last charge was deducted, or the rider date for the first deduction.

4. The following describes the death benefit options for Contracts issued in the State of Washington. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; and

2)	the cash surrender value.

Standard Death Benefit. The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the
Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance.
Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. The criteria to lock are different.
The Annual Ratchet Enhanced Death Benefit locks annually. The Max 5.5 Enhanced Death Benefit also locks annually, but it also has an element that locks at a specified interest rate. Your death benefit under the Max 5.5 Enhanced Death
Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced
Death Benefit options are explained further below.

WA—148685	1 of 3	04/28/08

For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.” The following investment options are designated as Special Funds: the ING Liquid Assets Portfolio and the Fixed Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective
April 30, 2007.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5
Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

1)	the Standard Death Benefit;

2)	the floor; and

3)	the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the
5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed
Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum
Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c)
is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for
Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in
Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in
Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-
Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for
Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special
Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the

WA—148685	2 of 3	04/28/08

contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and

2)	the Annual Ratchet Minimum Guaranteed Death Benefit.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

1)	the initial premium payment;

2)	increased dollar for dollar by any premium added after issue;

3)	adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the
Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds
We will be designating certain investment portfolios as “Excluded Funds.” Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an
Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in
Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-
Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

WA—148685	3 of 3	04/28/08